Inventories and other current intangibles (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories

	2020	2019
	£m	£m
Fuel stocks	151	99
Raw materials and consumables	265	184
Current intangible assets – emission allowances	133	87
	549	370